CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2019	Dec. 31, 2018	May 24, 2018	May 23, 2018	Dec. 31, 2017
Stockholders’ equity:
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001			$ 0.001
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued (in shares)	30,223	30,223			30,223
Preferred stock, shares outstanding (in shares)	4,540	4,606			2,431
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	100,000,000	100,000,000	100,000,000	75,000,000	100,000,000
Common stock, shares issued (in shares)	438,116	296,609	6,200,000	61,600,000	115,651
Common stock, shares outstanding (in shares)	438,116	296,609	6,200,000	61,600,000	115,651